Dividends and other reserves - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	Jan. 26, 2022	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2021
Disclosure of reserves within equity [line items]
Interim dividend per share (in GBP per share)		£ 0.2796
Other reserves		£ 1,835	£ 1,551	£ 1,621
Capital redemption reserve		3,201	3,206
Hedging reserve surplus		111	61
Exchange reserve deficit		(1,477)	(1,716)
Reserve of change in value of foreign currency basis spreads		£ 30	£ 22
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Interim dividend per share (in GBP per share)	£ 0.2936